EXHIBIT 99.1

Golden Bear 2015-1 LLC
Golden Bear 2015-1 Funding Notes and Golden Bear 2015-1 Delayed Draw Funding Notes
Sample Assessment Agreed-Upon Procedures

Report To:
GreensLedge Advisors LLC
Golden Bear 2015-1 LLC

24 August 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
GreensLedge Advisors LLC Golden Bear 2015-1 LLC 399 Park Avenue, 37th Floor New York, New York 10022

Re:	Golden Bear 2015-1 LLC (the “Issuer”) Golden Bear 2015-1 Funding Notes and Golden Bear 2015-1 Delayed Draw Funding Notes (the “Notes”) Sample Assessment Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of residential property assessed clean energy (PACE) assessments (the “Assessments”) relating to the Golden Bear 2015-1 LLC securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Renew Financial LLC (which we were informed is an affiliate of the Issuer), on behalf of the Issuer, provided us with:
a.
An electronic data file labeled “Data Tape 8.12.15.xlsx” and the corresponding record layout and decode information (the “Data File”), that Renew Financial, on behalf of the Issuer, indicated contains information as of 12 August 2015 (the “Cutoff Date”) on the Assessments,

b.	Imaged copies of the:
i.	Notice of assessment (the “Notice”) and addendum to notice of assessment, if applicable (the “Notice Addendum,” together with the Notice, the “Assessment Notice”) and
ii.	Assessment agreement (the “Agreement,” together with the Assessment Notice, the “Source Documents”) relating to each Sample Assessment (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File, which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.
For the purpose of the procedures described in this report, Natixis Securities Americas LLC (the “Placement Agent”), on behalf of the Issuer, provided us with instructions, assumptions and methodologies which are described in Attachment A.

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by Renew Financial LLC or the Placement Agent, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Assessments, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Renew Financial LLC or the Placement Agent, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Assessments conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Assessments,
iii.	Whether the originator of the Assessments complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Assessments that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP
24 August 2015

Attachment A

Procedures we performed and our associated findings

1.
As instructed by the Placement Agent, on behalf of the Issuer, we randomly selected a sample of 200 Assessments from the Data File (the “Sample Assessments”).  For the purpose of this procedure, the Placement Agent, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Assessments that we were instructed to randomly select from the Data File.

2.	For each Sample Assessment, Renew Financial LLC, on behalf of Issuer, instructed us to perform the following procedures:

a.
We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, subject to the instructions, assumptions and methodologies provided by Renew Financial LLC, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document that we were instructed by Renew Financial LLC, on behalf of the Issuer, to use for each Sample Characteristic is shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.
We observed that the corresponding Assessment Notice contained a signature in the signature section of the Assessment Notice.  We performed no procedures to determine the validity of the signature contained on the Assessment Notice.

Exhibit 1 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document	Note(s)

Applicant ID	Assessment Notice	i.
Property city	Assessment Notice
Property state	Assessment Notice
Property zip	Assessment Notice
County	Assessment Notice
Original assessment amount	Assessment Notice
Recording date	Assessment Notice	ii.
Annual tax payment	Assessment Notice	iii., iv.
Interest rate	Agreement
Project cost	Agreement
Term	Agreement

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the recording date Sample Characteristic, Renew Financial LLC, on behalf of the Issuer, instructed us to ignore differences of +/- 1 day.

iii.
For the purpose of comparing the annual tax payment Sample Characteristic for each Sample Assessment (except for Sample Assessment number 8), Renew Financial LLC, on behalf of the Issuer, instructed us to use the Assessment Notice as the Source Document.

iv.
For the purpose of comparing the annual tax payment Sample Characteristic for Sample Assessment number 8, Renew Financial LLC, on behalf of the Issuer, instructed us to compare the annual tax payment, as shown on the Data File, to the 2016-2017 tax year annual tax payment amount that is shown on the financing installments schedule of the Assessment Notice.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Renew Financial LLC, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Assessment Number	Sample Characteristic	Data File Value	Source Document Value

171	Recording date	7/16/2015	7/20/2015